Short-Term Borrowings (Tables)	12 Months Ended
Jun. 30, 2025
Short-Term Borrowing [Abstract]
Schedule of Short-Term Borrowings

Short-term borrowings consisted of the following as of June 30, 2025 and 2024:

	2025	2024
Short-term borrowings from financial institutions	$13,233,171	$8,944,298
Short-term loans from third-party individuals	816,629	804,987
Total	$14,049,800	$9,749,285

Schedule of Short-Term Borrowings from Financial Institutions

Short-term borrowings from financial institutions consisted of the following as of June 30, 2025:

Bank Name	Amount – RMB	Amount – USD	Issuance Date	Expiration Date	Interest	Pledged by assets listed below
Agricultural Bank of China	3,500,000	$488,581	7/24/2024	7/23/2025	3.45%	No
Agricultural Bank of China	3,500,000	488,581	6/20/2025	6/18/2026	3.00%	No
Huishang Bank	5,000,000	697,973	3/6/2025	3/6/2026	3.00%	No
China Construction Bank Wuhu Branch	5,000,000	697,973	8/08/2024	8/08/2025	4.00%	No
Citic Bank Wuhu Branch	5,000,000	697,973	3/17/2025	3/17/2026	3.25%	No
Wuhu Yangzi Rural Commercial Bank	5,000,000	697,973	1/25/2025	1/13/2026	4.26%	No
Shanghai Pudong Development Bank Wuhu Branch	8,000,000	1,116,758	9/04/2024	9/04/2025	3.80%	No
Wuhu Jinsheng Rural Commercial Bank	9,990,000	1,394,550	7/05/2024	7/04/2025	4.00%	Yes
Ping An Bank Co.,Ltd. Wuhu Branch	5,000,000	697,973	4/29/2025	4/29/2026	6.93%	No
Everbright Bank Wuhu Branch	5,000,000	697,973	1/07/2025	1/05/2026	3.10%	No
Bank of Communications Wanzhi Branch	5,000,000	697,973	12/09/2024	12/08/2025	3.85%	Yes
Bank Name	Amount – RMB		Amount – USD	Issuance Date	Expiration Date	Interest	Pledged by assets listed below
Bank of Communications Wanzhi Branch		7,000,000	977,162	1/03/2025	1/02/2026	3.85%	Yes
Bank of Communications Wanzhi Branch		3,000,000	418,784	1/09/2025	1/05/2026	3.85%	Yes
Huaxia Bank Wuhu Yijiang Branch		5,000,000	697,973	6/30/2025	6/30/2026	3.30%	No
Bank of China		10,000,000	1,395,947	7/26/2024	7/25/2025	3.35%	Yes
Industrial and Commercial Bank of China		5,000,000	697,973	1/23/2025	1/22/2026	3.10%	No
China Trust Commercial Bank		2,807,143	391,862	5/27/2025	5/26/2026	6.80%	Yes
China Trust Commercial Bank		2,000,000	279,189	5/29/2025	5/28/2026	6.80%	Yes
Total	RMB	94,797,143	$13,233,171

Short-term borrowings from financial institutions consisted of the following as of June 30, 2024:

Bank Name	Amount – RMB		Amount – USD	Issuance Date	Expiration Date	Interest	Pledged by assets listed below
Agricultural Bank of China		3,500,000	$481,616	6/27/2024	6/25/2025	3.45%	No
Huishang Bank		4,000,000	550,419	3/6/2024	3/6/2025	3.45%	No
Huishang Bank		1,600,000	220,167	5/11/2024	5/11/2025	3.45%	No
Citic Bank Wuhu Branch		2,000,000	275,209	7/25/2023	7/24/2024	4.50%	No
Wuhu Yangzi Rural Commercial Bank		5,000,000	688,023	2/5/2024	2/4/2025	4.50%	No
Jiangsu Jiangyin Rural Commercial Bank		10,000,000	1,376,046	7/26/2023	7/25/2024	4.50%	Yes
Wuhu Jinsheng Rural Commercial Bank		10,000,000	1,376,046	7/11/2023	7/04/2024	4.25%	Yes
Ping An Bank Co.,Ltd. Wuhu Branch		2,500,000	344,011	1/2/2024	1/2/2025	6.80%	No
Everbright Bank Wuhu Branch		5,000,000	688,023	1/24/2024	1/23/2025	3.45%	No
Bank of Communications Wanzhi Branch		5,000,000	688,023	12/8/2023	12/7/2024	3.85%	Yes
Bank of Communications Wanzhi Branch		10,000,000	1,376,046	1/9/2024	1/8/2025	2.90%	Yes
Huaxia Bank Wuhu Yijiang Branch		4,000,000	550,418	1/9/2024	1/8/2025	3.45%	No
China Trust Commercial Bank		2,400,000	330,251	12/19/2023	12/18/2025	6.80%	Yes
Total	RMB	65,000,000	$8,944,298

Schedule of Short-Term Bank Borrowings are Pledged by the Assets

The Company’s short-term bank borrowings are pledged by the assets listed below, and guaranteed by the Company’s major shareholder, his immediate family members, related-party companies and third-party companies.

	As of June 30,
	2025	2024
Land use right, net	$729,879	$737,261
Property and equipment, net	3,421,585	3,711,153
Inventory	2,358,111	2,089,711
Total	$6,509,575	$6,538,125